PRIVATE PLACEMENT (Details Narrative) - Golden Star Acquisition Corporation [Member] - USD ($)		9 Months Ended	12 Months Ended
	May 04, 2023	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	6,000,000
Sale of units in initial public offering aggragate amount	$ 60,000,000
Business combination acquisition related costs			$ 150,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	307,000	307,000	307,000
Sale of units per share		$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 3,070,000	$ 3,070,000	$ 3,070,000